Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Collaborative Arrangements (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenues-Revenues	$ 1,029	[1]	$ 710	[1]	$ 676	[1]
Revenues-Alliance revenues	3,630	[2]	4,084	[2]	2,925	[2]
Total revenues from collaborative arrangements	4,659		4,794		3,601
Cost of sales	(420)	[3]	(124)	[3]	(175)	[3]
Selling, informational and administrative expenses	(237)	[4]	(131)	[4]	10	[4]
Research and development expenses	(299)	[5]	(316)	[5]	(361)	[5]
Other deductions-net	$ 34		$ 37		$ 37

[1]	Represents sales to our partners of products manufactured by us.
[2]	Substantially all relate to amounts earned from our partners under co-promotion agreements.
[3]	Primarily relates to royalties earned by our partners and cost of sales associated with inventory purchased from our partners.
[4]	Represents net reimbursements from our partners/(to our partners) for selling, informational and administrative expenses incurred.
[5]	Primarily related to net reimbursements, as well as upfront payments and milestone payments earned by our partners. The upfront and milestone payments were as follows: $210 million in 2011, $147 million in 2010 and $150 million in 2009.